Investments (Details)												9 Months Ended			12 Months Ended
	Apr. 16, 2026 USD ($) $ / shares shares	Dec. 10, 2025 USD ($) shares	Dec. 10, 2025 CAD ($) shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 CAD ($) shares	Jul. 25, 2025 USD ($) $ / shares shares	Jul. 25, 2025 CAD ($)	Jul. 22, 2025 USD ($)	Jul. 22, 2025 CAD ($) $ / shares shares	Jul. 18, 2025 USD ($) $ / shares shares	Jul. 18, 2025 CAD ($)	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2026 CAD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Sep. 30, 2026 $ / shares	Jun. 23, 2022 $ / shares shares
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount												$ 50,855		$ 462,325
Loss on change in fair value												(9,045,340)		(13,401,644)
Share value												10,348,726		439
Proceeds from sale of investment												12,428
Gain on sale of investment												$ 21
Common shares had a fair value (in Shares) | shares		1,666,667	1,666,667
Associated warrants shares (in Shares) | shares												1,666,667	1,666,667
Associated warrants, value												$ 150,639
Black scholes model had fair value												88,500
loss on change in fair value												$ 282,833		36,528
A2ZCryptoCap Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares																		80,000
Price per share | $ / shares															$ 0.065		$ 0.09	$ 0.1
GameStop Corp [Member]
Investments (Details) [Line Items]
Price per share | $ / shares										$ 23.55		$ 24.65
Purchased guaranteed investment certificate amount										$ 48,516	$ 66,561
Purchased shares (in Shares) | shares										2,000
Loss on change in fair value												$ 9,142		$ 6,044
Genius Group Limited [Member]
Investments (Details) [Line Items]
Price per share | $ / shares						$ 1.2
Purchased guaranteed investment certificate amount				$ 2,217	$ 3,043	$ 49,009	$ 67,237
Purchased shares (in Shares) | shares				1,871	1,871	40,000
Fair value of the remaining shares (in Shares) | shares												38,129	38,129
Share value												$ 12,407
JZR Gold Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares									1,666,667
Price per share | $ / shares									$ 0.3
Purchased guaranteed investment certificate amount								$ 364,800	$ 500,000
Loss on change in fair value		$ 175,194
Fair value of common stock		283,097	$ 391,667
Proceeds from fair value investment		$ 458,290
iShares Silver Trust [Member]
Investments (Details) [Line Items]
Price per share | $ / shares	$ 72.65											$ 54.5
Purchased guaranteed investment certificate amount	$ 50,855
Purchased shares (in Shares) | shares	700
loss on change in fair value												$ 12,705
Fair value												$ 38,150
Warrant [Member] | JZR Gold Inc [Member]
Investments (Details) [Line Items]
Price per share | $ / shares									$ 0.4
Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount																$ 4,030,000
Balance outstanding (in Dollars)															$ 30,000
Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date																Feb. 14, 2025
Variable interest rate (as a percent)																4.20%
Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date																Sep. 12, 2025
Variable interest rate (as a percent)																4.95%